Accounting Changes - Revenue Recognition (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019
Accounting Changes
Deferred costs		$ 4,975.0	$ 4,975.0	$ 4,368.0
Deferred tax assets		5,216.0	5,216.0	5,182.0
Liability for taxes		3,046.0	3,046.0	$ 2,839.0
Accounting Standards Update 2014-09, Revenue from Contracts with Customers
Accounting Changes
Cumulative-effect net change in retained earnings			580.0
Accounting Standards Update 2014-09, Revenue from Contracts with Customers | Adjustments from Prior GAAP
Accounting Changes
Net contract assets	$ 557.0
Deferred costs	737.0
Deferred income	29.0
Deferred tax assets	(184.0)
Liability for taxes		(56.0)	(56.0)
Cumulative-effect net change in retained earnings	$ 524.0	$ 56.0	$ 580.0